Schedule of Property, Plant and Equipment (Details) - 12 months ended Jan. 31, 2015	USD ($) yr
Property And Equipment Schedule Of Property, Plant And Equipment 1	$ 3
Property And Equipment Schedule Of Property, Plant And Equipment 2 | yr	7
Property And Equipment Schedule Of Property, Plant And Equipment 3	$ 264,734
Property And Equipment Schedule Of Property, Plant And Equipment 4	$ 260,521
Property And Equipment Schedule Of Property, Plant And Equipment 5 | yr	5
Property And Equipment Schedule Of Property, Plant And Equipment 6	$ 44,284
Property And Equipment Schedule Of Property, Plant And Equipment 7	50,180
Property And Equipment Schedule Of Property, Plant And Equipment 8	$ 3
Property And Equipment Schedule Of Property, Plant And Equipment 9 | yr	7
Property And Equipment Schedule Of Property, Plant And Equipment 10	$ 81,061
Property And Equipment Schedule Of Property, Plant And Equipment 11	75,404
Property And Equipment Schedule Of Property, Plant And Equipment 12	390,079
Property And Equipment Schedule Of Property, Plant And Equipment 13	386,105
Property And Equipment Schedule Of Property, Plant And Equipment 14	(357,741)
Property And Equipment Schedule Of Property, Plant And Equipment 15	(336,313)
Property And Equipment Schedule Of Property, Plant And Equipment 16	32,338
Property And Equipment Schedule Of Property, Plant And Equipment 17	$ 49,792